Leases - Lease Liabilities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Lease liabilities [abstract]
Lease liabilities	$ 1,809,000,000	$ 1,539,000,000	$ 0
Less: current portion	233,000,000
Non-current lease liabilities	1,576,000,000	$ 1,539,000,000
Expenses relating to short-term leases	448,000,000
Interest expense on lease liabilities	70,000,000
Variable lease payments not included in the measurement of lease liabilities	118,000,000
Total cash outflows for leases	1,178,000,000
Increase through capitalization of short-term leases, property, plant and equipment	$ 305,000,000